Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018	Jun. 30, 2017
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		582,275,989
Entity Public Float			$ 25,242,148,256